CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, $ in Millions	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Current Assets
Cash and cash equivalents	$ 40,052	$ 38,665
Investments	8,373	21,010
Trade receivables	37,616	43,934
Other receivables	19,537	17,231
Inventories	6,448	6,068
Assets classified as held for sale	954
Total current assets	112,980	126,908
Non-Current Assets
Trade receivables	118	140
Other receivables	1,669	4,063
Deferred income tax assets	2,472	1,282
Investments	6,444	6,282
Goodwill	494,757	738,457
PP&E	792,794	878,856
Intangible assets	254,807	280,724
Right of use assets	62,932	65,090
Total non-current assets	1,615,993	1,974,894
TOTAL ASSETS	1,728,973	2,101,802
Current Liabilities
Trade payables	89,257	95,899
Financial debt	134,361	126,360
Salaries and social security payables	37,652	43,367
Income tax payables	314	27,129
Other taxes payables	9,931	7,718
Leases liabilities	9,202	11,940
Other Liabilities	4,960	5,951
Provisions	2,634	4,180
Total current liabilities	288,311	322,544
Non-Current Liabilities
Trade payables	319	2,135
Financial debt	334,828	393,583
Salaries and social security payables	2,747	3,012
Deferred income tax liabilities	256,213	263,423
Other taxes payables	44
Leases liabilities	19,695	24,906
Other Liabilities	2,610	2,435
Provisions	11,654	18,650
Total non-current liabilities	628,110	708,144
TOTAL LIABILITIES	916,421	1,030,688
EQUITY
Equity attributable to Controlling Company	796,341	1,054,417
Equity attributable to non-controlling interest	16,211	16,697
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	812,552	1,071,114
TOTAL LIABILITIES AND EQUITY	$ 1,728,973	$ 2,101,802